SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($) Segment shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 CNY (¥)
Inventory reserve	$ 0	$ 0
Number of operating segments | Segment	1
Anti-dilutive dilutive shares | shares	0	0	0
Impairment of long lived assets	$ 0	$ 0	$ 0
CHINA
Insurance coverage	72,492			¥ 500,000
Cash in excess of insured amount	$ 11,615,311